Debt - Schedule of the Tranche B Note (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Ending Balance as of December 31, 2024		$ 23,560
Ending Balance as of September 30, 2025	$ 23,560	20,810
Tranche B Notes [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Ending Balance as of December 31, 2024		23,560
Conversion of Tranche B notes	(9,255)
Repayment of Tranche B Notes principal and interest	(3,283)	(18,656)
Change in fair value of Tranche B Notes	(6,641)	12,936
Change in fair value of Tranche B Notes - due to instrument-specific credit risk recorded as a component of other comprehensive income		2,970
Ending Balance as of September 30, 2025	$ 23,560	$ 20,810